SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
A. Organization and General Description of Business

EHAVE, Inc. (formerly known as “Behavioural Neurological Applications and Solutions or 2304101 Ontario Inc.”) (“We” or “the Company”), was incorporated under the laws of the Province of Ontario, Canada on October 31, 2011.

The Company is a healthcare company developing digital tools dedicated to the lives of adults and children suffering from mental illness. Our product focus is based on three tiers of activities: (1) MegaTeam clinically validated digital assessment and rehabilitation software that is engaging for the patient (2) Adaptation of third-party clinically validated digital assessment and rehabilitation software for enhanced patient engagement and data modeling (3) Ehave Connect, the Company’s advanced mental health informatics and digital application delivery platform. The Company intends to provide technology solutions to clinicians, patients, researchers, pharmaceutical companies, and payors.

Basis of Accounting, Policy [Policy Text Block]
B.  Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars.  The Company’s fiscal year end is December 31.

The Company qualifies as an “emerging growth company” as defined in Section 101 of the Jumpstart our Business Startups Act (“JOBS Act”) as the Company does not have more than $1,000,000,000 in annual gross revenue and did not have such amount as of December 31, 2016, its last fiscal year. The Company has elected to take advantage of the extended transition period provided in Section 102(b)(1) of the JOBS Act for complying with new or revised accounting standards.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The following criteria must be met in determining whether revenue may be recorded: (1) persuasive evidence of a contract exists; (2) software has been delivered and/or services have been provided; (3) the price is fixed or determinable; and (4) collection is reasonably assured.

Revenue is recorded as the software is delivered and/or services are provided based on the relative fair value of each element. Unbilled receivables are created when services are performed or software is delivered and revenue is recognized in advance of billings. Deferred revenue is created when billing occurs in advance of performing services or when all revenue recognition criteria have not been met.

The Company generates revenue from the following sources: (1) Software revenue, (2) Software as a Service [“SaaS”], and (3) Services revenue.

Software Revenue: The Company’s software revenue is comprised of traditional software license fees, maintenance and support fees, and fees from the resale of third-party software licenses. These software license fees include term licenses, perpetual licenses and rental fees. Maintenance and support are generally offered under annual or multi-year terms and are billed either monthly or annually in advance. The Company’s maintenance and support provides customers with periodic technology updates and interactive support related to our software. Maintenance and support revenue is recognized ratably over the stated term.

Services Revenue: The Company’s services offerings help customers to install, optimize and integrate the Company’s software into their computing environment. For fixed-fee professional services contracts, revenue is recorded based upon proportional performance, measured by the actual number of hours incurred divided by the total estimated number of hours for the project. Changes in the estimated costs or hours to complete the contract, and losses, if any, are reflected in the period during which the change or loss becomes known. The Company also provides professional services on a time and materials basis, recognized monthly based upon hours incurred to date. In all cases, contract milestones, project risk profile and refund provisions are taken into consideration.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The functional currency of the Company’s foreign operations is generally the local currency of the country in which the operation is located. All assets and liabilities are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Revenue and expenses are translated using average exchange rates during the period. Increases and decreases in net assets resulting from currency translation are reflected in stockholders’ deficit as a component of accumulated other comprehensive income.

Research, Development, and Computer Software, Policy [Policy Text Block]
Software Products and Research and Development

Software development costs are expensed as incurred and consist primarily of design and development costs of new products, and significant enhancements to existing products incurred before the establishment of technological feasibility. Costs incurred subsequent to technological feasibility of new and enhanced products, costs incurred to purchase or to create and implement internal-use software, and software obtained through business acquisitions are capitalized. Such costs are amortized over the estimated useful lives of the related products, using the straight-line method.

Income Tax, Policy [Policy Text Block]
Income Taxes

Income tax expense is based on income before income taxes, and is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded when it is more likely than not that a deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Considerable judgment is required in assessing and estimating these amounts and the difference between the actual outcome of these future tax consequences and the estimates made could have a material impact on the operating results. To the extent that new information becomes available which causes the Company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

The Company makes claims for Scientific Research and Experimental Development (“SRED”) expenditures which are included in refundable taxes receivable. Judgment is required in the determination of qualifying expenses. The final determination of qualifying expenses is not known until acceptance by tax authorities. The Company’s SRED credits are recorded in the financial statements after review of the relevant accounting pronouncements and recorded as refundable taxes receivable once the determination of the expected SRED credits are reasonably assured. See Note 8.

Cost of Sales, Policy [Policy Text Block]
Cost of Sales and Direct Operating Expenses

Cost of sales and direct operating expenses represents the cost of providing the Company’s software and services offerings to customers and excludes depreciation, amortization and the cost of maintenance.

Earnings Per Share, Policy [Policy Text Block]
Net Loss per Common Share, basic

The Company has adopted Accounting Standards Codification (“ASC”) subtopic 260-10, Earnings Per Share (“ASC 260-10”) specifying the computation, presentation and disclosure requirements of earnings per share (EPS) information. Basic EPS includes no dilution and is computed by dividing income or loss by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution of securities that could share in the earnings or losses of the entity. The Company had options to purchase 2,217,958 (2015- 8,200,000) common shares outstanding for the year December 31, 2016. Additionally, warrants to purchase 12,064,140 (2015- 7,946,210) common shares of the Company have been issued. Since these options and warrants would be anti-dilutive, no fully diluted earnings per share is presented.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Pronouncements

During the years December 31, 2016 and 2015 and through May 16, 2017 there were several new accounting pronouncements issued by the Financial Accounting Standards Board (FASB). Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
C. Risks and Uncertainties

Business Risk

The Company is in its early stages and relies on third-party contractors for the research and development activities related to its products. Should the agreements with the Company’s contractors terminate, the Company may experience disruption in its research and development activities until such time when replacements can be contracted or hired.

Foreign Currency Risk

The Company is exposed to fluctuations in the exchange rate between the United States dollar and the Canadian dollar. The Company’s continued financing activities are primarily in United States dollars while the Company’s expenditures are primarily in Canadian dollars. Should the exchange rate between the Canadian dollar and the United States dollar fluctuate, the Company may be exposed to resource constraints.